Notes to the consolidated financial statements	12 Months Ended
Dec. 31, 2024
Notes to the consolidated financial statements [Abstract]
Notes to the consolidated financial statements

A. Notes to the consolidated financial statements

1. Corporate information

The consolidated financial statements of InflaRx N.V. and its subsidiaries (collectively, the “Group”) for the year ended December 31, 2024 were authorized for issue in accordance with a resolution of the Board of Directors on March 19, 2025. InflaRx N.V. (the “Company”) is a Dutch public company with limited liability (naamloze vennootschap) with its corporate seat in Amsterdam, The Netherlands, and is registered in the Commercial Register of The Netherlands Chamber of Commerce Business Register under CCI number 68904312. The Company’s registered office is at Winzerlaer Straße 2 in 07745 Jena, Germany. Since November 10, 2017, the Company’s ordinary shares have been listed on the Nasdaq Global Select Market under the symbol “IFRX”.

The Company and its subsidiaries, collectively, are a biotechnology group pioneering anti-inflammatory therapeutics by applying its proprietary anti-C5a and anti-C5aR technologies to discover, develop and commercialize highly potent and specific inhibitors of the complement activation factor known as C5a and its receptor C5aR.

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and could affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is obtained by the Group. They are deconsolidated from the date control ceases. The acquisition method of accounting is used to account for business combinations by the Group. Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset.

The Group’s subsidiaries as at December 31, 2024 are set out below. Unless otherwise stated, such subsidiaries have share capital consisting solely of ordinary shares that are held directly by the Company, and the proportion of ownership interests held equals the voting rights held by the Company.

	Place of business/ country of	Functional	Ownership interest held by the Company
Name	incorporation	currency	2024	2023	Principal activities
InflaRx GmbH	Jena and Munich, Germany	EUR	100%	100%	Operating subsidiary, R&D, holder of all IP
InflaRx Pharmaceuticals, Inc.	Ann Arbor, MI, United States	USD	100%	100%	Operating subsidiary, R&D, US commercialization